Exhibit 99.10

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298

Oceanview Asset Selector, LLC
4425 Ponce De Leon Boulevard
Coral Gables, Florida 33146

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Oceanview Asset Selector, LLC (the “Company”) and Wells Fargo Securities, LLC and Goldman Sachs & Co. LLC (collectively, the “Other Specified Parties” and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of mortgage loans in conjunction with the proposed offering of Oceanview Mortgage Trust 2021-1.

The Company is responsible for the information provided to us, including the information set forth in the Initial Statistical Data File, Subsequent Statistical Data File, Final Statistical Data File and HELOC Combined Loan-to-Value Ratio Data File (each as defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

File Review Procedures of the Initial Statistical Data File, Subsequent Statistical Data File and Final Statistical Data File

On February 8, 2021, representatives of the Company provided us with a mortgage loan listing with respect to 252 mortgage loans (the “Initial Mortgage Loan Listing”). At the Company’s instruction, we randomly selected 126 mortgage loans from the Initial Mortgage Loan Listing (the “Initial Selected Loans”).

On February 11, 2021, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout containing data with respect to 247 mortgage loans (the “Initial Statistical Data File”) including 122 of the 126 Initial Selected Loans. The remaining 122 Initial Selected Loans are hereinafter referred to as the “Initial Sample Loans.”

On March 9, 2021, representatives of the Company provided us with a mortgage loan listing with respect to 126 mortgage loans (the “Subsequent Mortgage Loan Listing”). At the Company’s instruction, we randomly selected 63 mortgage loans from the Subsequent Mortgage Loan Listing (the “Subsequent Sample Loans”).

On March 11, 2021, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout containing data with respect to 378 mortgage loans (the “Subsequent Statistical Data File”), including each of the of 63 Subsequent Sample Loans.

Member of Deloitte Touche Tohmatsu Limited

On March 23, 2021, representatives of the Company provided us with a mortgage loan listing with respect to 74 mortgage loans (the “Final Mortgage Loan Listing”). At the Company’s instruction, we randomly selected 40 mortgage loans from the Final Mortgage Loan Listing (the “Final Sample Loans”).

On March 24, 2021, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout containing data with respect to 447 mortgage loans (the “Final Statistical Data File”), including each of the 40 Final Sample Loans. The 122 Initial Sample Loans, 63 Subsequent Sample Loans and 40 Final Sample Loans are collectively and hereinafter referred to as the “Sample Loans.”

At the Company’s instruction, we performed certain comparisons and recomputations for each of the Sample Loans relating to certain mortgage loan characteristics (the “Characteristics”) set forth on the Initial Statistical Data File, Subsequent Statistical Data File and Final Statistical Data File, as applicable, as indicated below.

Characteristics

1.      Loan number (for identification purposes only)

2.      Original principal balance

3.      Initial interest rate

4.      Monthly principal and interest payment

5.      First payment date

6.      Maturity date

7.      Original term to maturity

8.      State

9.      Zip code

10.    Prepayment penalty term

11.  Interest only term

12.  Occupancy status

13.  Property type

14.  Appraised value

15.  Sales price (if applicable)

16.  Loan purpose

17.  Junior lien balance (if applicable)

18.  Original loan-to-value ratio

19.  Combined loan-to-value ratio

We compared Characteristics 2. through 9. to the corresponding information set forth on or derived from the respective Fixed Rate Note (the “Note”); Characteristic 10. to the Note or Prepayment Penalty Rider (collectively, the “Prepayment Penalty Rider”); Characteristic 11. to the Note or Interest Only Addendum (collectively, the “Interest Only Addendum”); Characteristic 12. to the Residential Loan Application (the “Application”); Characteristics 13. and 14. to the Uniform Residential Appraisal Report (the “Appraisal Report”); Characteristics 15. and 16., for those Sample Loans for which the loan purpose set forth on the Initial Statistical Data File, Subsequent Statistical Data File or Final Statistical Data File, as applicable, indicated a “first time home purchase,” “other-than-first-time home purchase” or “construction to permanent,” to the corresponding information set forth on or derived from the Settlement Statement or Closing Disclosure (collectively, the “Settlement Statement”); and Characteristic 17. to the Junior Lien Note, Subordination Agreement, Settlement Statement, Title, Request for Verification of Rent or Mortgage Account or Underwriting Summary (collectively, the “Junior Lien Summary”).

Further, with respect to Characteristic 16., for those Sample Loans that did not indicate a sales price on the Settlement Statement, we recalculated the “Amount to the Borrower” as the difference between (a) the original principal balance (as set forth on the Note) and (b) the sum of (1) the unpaid principal balance of the refinanced first mortgage loan, (2) the unpaid principal balance of any “secondary financing” relating to the subject property and (3) settlement charges relating to the subject mortgage loan (each as set forth on the Settlement Statement). At the Company’s instruction, we assumed that the loan purpose was (a) a “Cash Out: Other/Multi- purpose/Unknown Purpose” if (i) the Amount to the Borrower was greater than 1% of the original principal balance (as set forth on the Note); (ii) the Settlement Statement indicated a payoff of any loans not secured by the subject property; (iii) the Settlement Statement indicated a payoff of a second mortgage with an origination date less than 12 months from the origination date (as set forth on the Note) and was not a “purchase money second;” or (iv) the Settlement Statement indicated a payoff of a home equity line of credit with draws exceeding $2,000 (as set forth on the “Credit Report”) within 12 months of the origination date (as set forth on the Note) and (b) a “Rate/Term Refinance - Borrower Initiated” to the extent that the above criteria was not met.

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With respect to Characteristic 18., we recomputed the original loan-to-value ratio by dividing (a) the original principal balance (as set forth on the Note) by either (b) in the case of a “purchase” (as derived from the Settlement Statement), the lesser of (i) the appraised value (as described below) and (ii) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “Rate/Term Refinance - Borrower Initiated” or “Cash Out: Other/Multi-purpose/Unknown Purpose” (as determined above) or “construction to permanent” (as derived from the Settlement Statement), the appraised value (as described below).

With respect to Characteristic 19., we recomputed the combined loan-to-value ratio by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the junior lien balance, if any (as set forth on the Junior Lien Summary) by either (b) in the case of a “purchase” (as derived from the Settlement Statement), the lesser of (x) the appraised value (as described below) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “Rate/Term Refinance - Borrower Initiated” or “Cash Out: Other/Multi-purpose/Unknown Purpose” (as determined above) or “construction to permanent” (as derived from the Settlement Statement), the appraised value (as described below).

At your instruction, for purposes of each of the comparisons described above:

•	with respect to Characteristic 4., differences of $0.01 or less are deemed to be “in agreement.” Further, for the Sample Loan indicated in Appendix A, we observed a difference with respect to the monthly principal and interest payment set forth on the Initial Statistical Data File when compared to the monthly principal and interest payment set forth on the Note. For this Sample Loan, we were instructed to perform an additional procedure and compare the monthly principal and interest payment set forth on the Initial Statistical Data File to the corresponding information set forth on a screen shot from the Company’s servicing system (the “Servicing System Screen Shot”);

•	with respect to Characteristic 13., a property type indicated on the Initial Statistical Data File, Subsequent Statistical Data File or Final Statistical Data File, as applicable, as “dPUD (PUD with “de minimus” monthly HOA dues)” or “PUD (only for use with Single-Family Detached Homes with PUD riders)” and “PUD” (as indicated on the Appraisal Report) are deemed to be “in agreement;”

•	with respect to our comparison of Characteristics 13. and 14. and for the recalculations of Characteristics 18. and 19., for those Sample Loans for which the Company provided us with more than one Appraisal Report, each noting an appraisal date less than 120 days from the origination date (as set forth on the Note), we were instructed to use the Appraisal Report with the lowest appraised value;

•	with respect to Characteristic 16., a loan purpose indicated on the Initial Statistical Data File, Subsequent Statistical Data File or Final Statistical Data File, as applicable, as “first time home purchase” or “other-than-first-time home purchase” and “purchase” (as derived from the Settlement Statement) are deemed to be “in agreement;”

•	with respect to our calculation of Characteristics 18. and 19., for those Sample Loans (i) for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 12 months of the disbursement date (as set forth on the Settlement Statement) and (ii) with a loan purpose of “Rate/Term Refinance - Borrower Initiated” or “Cash Out: Other/Multi- purpose/Unknown Purpose” (as determined above) or “construction to permanent” (as derived from the Settlement Statement), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the sum of (x) the prior sales price (as set forth on the Appraisal Report) and (y) any applicable improvements (as set forth on the “Invoice” or the Appraisal Report);

•	with respect to Characteristic 18., differences of 0.01% or less are deemed to be “in agreement,” except to the extent that the Initial Statistical Data File, Subsequent Statistical Data File or Final Statistical Data File, as applicable, indicated an original loan-to-value ratio less than or equal to 80.00% and our recomputed original loan-to-value ratio was greater than 80.00%; and

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•	with respect to Characteristic 19., differences of 0.01% or less are deemed to be “in agreement,” except to the extent that the Initial Statistical Data File, Subsequent Statistical Data File or Final Statistical Data File, as applicable, indicated a combined loan-to-value ratio less than or equal to 100.00% and our recomputed combined loan-to-value ratio was greater than 100.00%.

File Review Procedures of the HELOC Combined Loan-to-Value Ratio Data File

On March 29, 2021, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout containing the HELOC combined loan-to-value ratio with respect to 447 mortgage loans, including each of the 225 Sample Loans (the “HELOC Combined Loan-to-Value Ratio Data File”).

At the instruction of the Company, for each Sample Loan, we recomputed the “HELOC combined loan-to-value ratio” by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the total “HELOC line amount,” if any (as set forth on the Junior Lien Summary), by either (b) in the case of a “purchase” (as derived from the Settlement Statement), the lesser of (x) the appraised value (as described above) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “Rate/Term Refinance - Borrower Initiated” or “Cash Out: Other/Multi-purpose/Unknown Purpose” (as determined above) or “construction to permanent” (as derived from the Settlement Statement), the appraised value (as described above). We compared the results of such recomputations to the corresponding information set forth on the HELOC Combined Loan-to-Value Ratio Data File.

Further, differences of 0.01% or less are deemed to be “in agreement,” except to the extent that the HELOC Combined Loan-to-Value Ratio Data File indicated a HELOC combined loan-to-value ratio less than or equal to 100.00% and our recomputed HELOC combined loan-to-value ratio was greater than 100.00%.

The mortgage loan documents described above and any other related documents, including any information obtained from the servicing system, used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Loans.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Initial Statistical Data File, Subsequent Statistical Data File, Final Statistical Data File or HELOC Combined Loan-to-Value Ratio Data File, as applicable, were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix B. Supplemental information is contained on Appendix C.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the mortgage loans or underlying documentation underlying Initial Statistical Data File, Subsequent Statistical Data File, Final Statistical Data File or HELOC Combined Loan-to-Value Ratio Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the mortgage loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

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It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances occurring subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

April 1, 2021

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Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated April 1, 2021.

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 4. for the following Sample Loan:

51131240

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated April 1, 2021.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description

1	One difference in first payment date.
2	One difference in maturity date.
3	Two differences in sales price.
4	One difference in junior lien balance.
5	One difference in original loan-to-value ratio.
6	Six differences in combined loan-to-value ratio.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated April 1, 2021 (Redacted.)

Supplemental Information Related to the Findings Set Forth on Appendix B

Exception Description Number	Sample Loan number	Characteristic	Characteristic set forth on the Initial Statistical Data File	Characteristic set forth on or derived from the Loan Documents

3	51141327	Sales price	[REDACTED]	[REDACTED]
3	51162563	Sales price	[REDACTED]	[REDACTED]
5	51162563	Original loan-to-value ratio	79.31%	79.86%
6	51143433	Combined loan-to-value ratio	76.41%	73.31%
6	51162563	Combined loan-to-value ratio	79.31%	79.86%

Exception Description Number	Sample Loan number	Characteristic	Characteristic set forth on the Subsequent Statistical Data File	Characteristic set forth on or derived from the Loan Document
1	51160275	First payment date	[REDACTED]	[REDACTED]
2	51160275	Maturity date	[REDACTED]	[REDACTED]
4	51165207	Junior lien balance	$115,000.00	$46,254.00
6	51165207	Combined loan-to-value ratio	76.05%	71.53%

Exception Description Number	Sample Loan number	Characteristic	Characteristic set forth on the Final Statistical Data File	Characteristic set forth on or derived from the Loan Document
6	51173058	Combined loan-to-value ratio	59.52%	47.62%
6	51178024	Combined loan-to-value ratio	79.48%	79.32%
6	51171565	Combined loan-to-value ratio	61.66%	59.66%

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.